ACCUMULATED OTHER COMPREHENSIVE LOSS, Reclassification Out of Each Component (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications before tax	$ 38,438	$ 32,901	$ 29,380
Interest expense	(9,123)	(6,882)	(5,856)
Income tax expense	17,963	10,135	9,363
Total reclassifications for the period, net of tax	20,475	22,766	20,017
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period, net of tax	128
Accumulated Other Comprehensive Loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period, net of tax	0	0	0
Unrealized Gains (Losses) on Securities Available For Sale [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net gains on securities	215	301	75
Net impairment loss recognized in earnings	0	0	0
Total reclassifications before tax	215	301	75
Income tax expense	75	105	26
Total reclassifications for the period, net of tax	140	$ 196	$ 49
Unrealized Gains on Cash Flow Hedges [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	18
Income tax expense	6
Total reclassifications for the period, net of tax	$ 12